Share Based Compensation (Details) - Schedule of Changes in the RSUs	12 Months Ended
Jun. 30, 2023 $ / shares shares
Schedule of Changes in the RSUs [Abstract]
Number of RSUs, Awarded and unvested as of July 1, 2022 | shares
Weighted average grant date fair value, Awarded and unvested as of July 1, 2022 | $ / shares
Number of RSUs, Granted | shares	90,000
Weighted average grant date fair value, Granted | $ / shares	$ 7.69
Number of RSUs, Cancelled/forfeited | shares
Weighted average grant date fair value, Cancelled/forfeited | $ / shares
Number of RSUs, Vested | shares	(30,000)
Weighted average grant date fair value, Vested | $ / shares	$ 7.69
Number of RSUs, Awarded and unvested as of June 30, 2023 | shares	60,000
Weighted average grant date fair value, Awarded and unvested as of June 30, 2023 | $ / shares	$ 7.69
Number of RSUs, Expected to vest as of June 30, 2023 | shares	60,000
Weighted average grant date fair value, Expected to vest as of June 30, 2023 | $ / shares	$ 7.69